Marketable Securities	9 Months Ended
Sep. 30, 2022
Investments, Debt and Equity Securities [Abstract]
Marketable Securities
5. Marketable Securities
Marketable securities consisted of the following at September 30, 2022:

September 30, 2022	Amortized Cost	Unrealized Gain	Unrealized Loss	Fair Value
Marketable securities, available-for-sale:
U.S. Treasury obligations	$20,725,462	$50,836	$(24,008)	$20,752,290

Total	$20,725,462	$50,836	$(24,008)	$20,752,290

As of September 30, 2022, the Company held two U.S. Treasury debt securities that were in an unrealized gain position totaling $50,836 and two U.S. Treasury debt securities that were in an unrealized loss position totaling $24,008. There were no marketable securities as of December 31, 2021.